SUMMARY OF NON-VESTED STOCK OPTION (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Non-vested Options Outstanding, Beginning Balance	70,020	38,203
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 5.88	$ 3.28
Non-vested Options Outstanding, Options granted	334,773	68,346
Weighted-Average Grant Date Fair Value, options granted	$ 10.88	$ 4.53
Non-vested Options Outstanding, Options forfeited/cancelled	(53,808)	(510)
Weighted-Average Grant Date Fair Value, Options forfeited/cancelled	$ 7.77	$ 3.28
Non-vested Options Outstanding, Options exercised
Weighted-Average Grant Date Fair Value, Options exercised
Non-vested Options Outstanding, Options vested	(25,635)	(36,019)
Weighted-Average Grant Date Fair Value, Options vested	$ 3.80	$ 5.03
Non-vested Options Outstanding, Ending Balance	325,350	70,020
Weighted-Average Grant Date Fair Value, Ending Balance	$ 10.30	$ 5.88